UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  28-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

      /s/  Christopher Cheng     Westfield, NJ     July 29, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $48,543 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      282     6000 SH       SOLE                        0        0     6000
APPLE INC                      COM              037833100      208     1460 SH       SOLE                        0        0     1460
BANK OF AMERICA CORPORATION    COM              060505104      142    10748 SH       SOLE                        0        0    10748
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      360        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      252       87 SH       SOLE                        0        0       87
BLACKROCK CORPOR HI YLD III    COM              09255M104       61    12250 SH       SOLE                        0        0    12250
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      230    10186 SH       SOLE                        0        0    10186
CISCO SYS INC                  COM              17275R102      433    23200 SH       SOLE                        0        0    23200
CITIGROUP INC                  COM              172967101       31    10415 SH       SOLE                        0        0    10415
DOW 30SM ENHANCED PREM & INC   COM              260537105      109    10000 SH       SOLE                        0        0    10000
DUKE REALTY CORP               COM NEW          264411505      369    42061 SH       SOLE                        0        0    42061
E M C CORP MASS                COM              268648102      350    26738 SH       SOLE                        0        0    26738
EXXON MOBIL CORP               COM              30231G102      899    12853 SH       SOLE                        0        0    12853
GATX CORP                      COM              361448103      309    12000 SH       SOLE                        0        0    12000
GENERAL ELECTRIC CO            COM              369604103      163    13900 SH       SOLE                        0        0    13900
ISHARES INC                    MSCI BRAZIL      464286400      318     6009 SH       SOLE                        0        0     6009
ISHARES INC                    MSCI PAC J IDX   464286665      245     7743 SH       SOLE                        0        0     7743
ISHARES TR                     MSCI EAFE IDX    464287465     6287   137249 SH       SOLE                        0        0   137249
ISHARES TR                     S&P 100 IDX FD   464287101     1314    30535 SH       SOLE                        0        0    30535
ISHARES TR                     BARCLYS TIPS BD  464287176      216     2127 SH       SOLE                        0        0     2127
ISHARES TR                     FTSE XNHUA IDX   464287184      321     8373 SH       SOLE                        0        0     8373
ISHARES TR                     BARCLYS US AGG B 464287226     2850    27899 SH       SOLE                        0        0    27899
ISHARES TR                     MSCI EMERG MKT   464287234     2315    71838 SH       SOLE                        0        0    71838
ISHARES TR                     MSCI ACWI EX     464288240      720    21670 SH       SOLE                        0        0    21670
ISHARES TR                     IBOXX INV CPBD   464287242     1522    15182 SH       SOLE                        0        0    15182
ISHARES TR                     BARCLYS SH TREA  464288679      219     1987 SH       SOLE                        0        0     1987
ISHARES TR                     S&P LTN AM 40    464287390     2260    65060 SH       SOLE                        0        0    65060
ISHARES TR                     S&P SMLCAP 600   464287804      695    15651 SH       SOLE                        0        0    15651
ISHARES TR                     RUSSELL 3000     464287689      315     5850 SH       SOLE                        0        0     5850
ISHARES TR                     RUSSELL 2000     464287655     5353   104788 SH       SOLE                        0        0   104788
ISHARES TR                     RUSSELL 1000     464287622     6486   128025 SH       SOLE                        0        0   128025
ISHARES TR                     RUSSELL1000GRW   464287614     2253    54912 SH       SOLE                        0        0    54912
ISHARES TR                     RUSSELL1000VAL   464287598     1117    23470 SH       SOLE                        0        0    23470
ISHARES TR                     RUSSELL MIDCAP   464287499     1053    16067 SH       SOLE                        0        0    16067
ISHARES TR                     RUSSELL MCP VL   464287473      312    10751 SH       SOLE                        0        0    10751
ISHARES TR                     RUSL 2000 GROW   464287648      401     7067 SH       SOLE                        0        0     7067
JOHNSON & JOHNSON              COM              478160104      734    12918 SH       SOLE                        0        0    12918
JPMORGAN CHASE & CO            COM              46625h100      268     7871 SH       SOLE                        0        0     7871
MSCI INC                       CL A             55354G100      828    33888 SH       SOLE                        0        0    33888
OMNICOM GROUP INC              COM              681919106      973    30806 SH       SOLE                        0        0    30806
RAYONIER INC                   COM              754907103      281     7736 SH       SOLE                        0        0     7736
SEACOR HOLDINGS INC            COM              811904101     1505    20000 SH       SOLE                        0        0    20000
SPDR GOLD TRUST                GOLD SHS         78463v107      522     5725 SH       SOLE                        0        0     5725
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516      363     6635 SH       SOLE                        0        0     6635
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      271     5000 SH       SOLE                        0        0     5000
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1334    37153 SH       SOLE                        0        0    37153
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      694    12034 SH       SOLE                        0        0    12034